SHARE-BASED EXPENSE - Deferred Share Units (Details)										12 Months Ended		28 Months Ended
	Dec. 16, 2025 $ / shares	Nov. 12, 2025 $ / shares	Aug. 13, 2025 $ / shares	May 14, 2025 $ / shares	Apr. 02, 2025 $ / shares	Nov. 14, 2024 $ / shares	Aug. 15, 2024 $ / shares	May 21, 2024 $ / shares	Apr. 16, 2024 $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2025 shares	Dec. 16, 2025 $ / shares	Nov. 12, 2025 $ / shares	Aug. 13, 2025 $ / shares	May 14, 2025 $ / shares	Apr. 02, 2025 $ / shares	Nov. 14, 2024 $ / shares	Aug. 15, 2024 $ / shares	May 21, 2024 $ / shares	Apr. 16, 2024 $ / shares	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, granted (in shares)												178,003
Number of other equity instruments outstanding in share-based payment arrangement (in shares)										178,003		178,003
Deferred share units ("DSU")
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments, granted (in shares)	90,000	10,134	13,964	14,277	9,812	11,232	10,805	11,011	6,768	138,186	39,817
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	90,000	10,134	13,964	14,277	9,812	11,232	10,805	11,011	6,768	178,003	39,817	178,003	90,000	10,134	13,964	14,277	9,812	11,232	10,805	11,011	6,768	0
Grant date price (in C$ or USD per share) | (per share)	$ 22.59	$ 16.48	$ 11.92	$ 11.66	$ 10.37	$ 6.60	$ 6.84	$ 6.72	$ 8.70				$ 31.11	$ 23.10	$ 16.39	$ 16.29	$ 14.85	$ 9.21	$ 9.39	$ 9.15	$ 11.79